Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000143970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.12%	2.95%	5.62%
C000143971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.01%	3.06%	5.45%
C000130168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000190443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000143970
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	3.90%	6.10%
Without Sales Load [Member] | C000143971
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	3.06%	5.45%
Without Sales Load [Member] | C000130168
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	4.16%	6.38%
Without Sales Load [Member] | C000190443
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	4.17%	6.36%
Without Sales Load [Member] | C000024613
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	3.90%	6.12%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%	6.71%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.81%	4.10%	5.87%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%	6.71%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.81%	4.10%	5.87%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%	6.71%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.81%	4.10%	5.87%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%	6.71%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.81%	4.10%	5.87%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%	6.71%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.81%	4.10%	5.87%